Unaudited Condensed Consolidated Statements of Operations and Comprehensive (Loss)/Income (Parentheticals) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 23, 2025
Related Parties
Revenues from related parties	$ 620,181